Loans - Schedule of Modified TDRs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Extended maturities	$ 0	$ 0
Interest rate adjustment	0	0
Maturity and interest rate adjustment	0	0
Movement to or extension of interest-rate only payments	0	0
Forbearance		12,975
Other concession(s)		1,587
Total		$ 14,562